Dividend - Schedule of Dividend Paid (Details) - Interim dividend [Member] - ZAR (R) R / shares in Units, R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024
Schedule of Dividend Paid [Line Items]
Dividend paid per share	R 19.79	R 16.14
Total dividend paid	R 612,422	R 499,518